As filed with the Securities and Exchange Commission on August 5, 2016.

Registration Nos. 333-208706

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or Statement of Additional Information as filed by the Registrant pursuant to Rule 497 (File No.: 333-208706) with the Commission on February 18, 2016 (0001193125-16-468456).

This Post-Effective Amendment relates solely to the Registrant’s Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares of the Columbia Overseas Value Fund and the Class A, Class B, Class C, Class I, Class R, Class R4, and Class Z shares of the Columbia Select International Equity Fund, series of the Registrant.

PART C. OTHER INFORMATION

ITEM 15.	Indemnification

Article VII of the Registrant’s Declaration of Trust, as amended, provides that the Registrant shall indemnify any person who was or is a party, or is threatened to be made a party, to any proceeding, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, against expenses, judgments, fines, settlements and other amounts incurred in connection with such proceeding, under specified circumstances, all as more fully set forth in the Declaration of Trust, which is filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In accordance with Section 17(h) of the 1940 Act, no trustee or officer has a right to indemnification under the Declaration of Trust for any liability by reason of willful misfeasance, bad faith, negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to the Distribution Agreement, Columbia Management Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

ITEM 16.	Exhibits

(1)(a)	Certificate of Trust dated October 22, 1999, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(1)), filed on February 10, 2000.

(1)(b)	Certificate of Amendment of Certificate of Trust dated September 21, 2005, is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on November 21, 2005.

(1)(c)	Second Amended and Restated Declaration of Trust dated March 2, 2011, is incorporated by reference to Post-Effective Amendment No. 90 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(3)), filed on March 30, 2011.

(1)(d)

Third Amended and Restated Declaration of Trust, dated February 10, 2016, is incorporated by reference to Post-Effective Amendment No. 156 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(4)), filed on June 27, 2016.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to the Registrant’sRegistration Statement on Form N-14 filed on December 22, 2015.

(5)	Articles III and VII of Registrant’s Second Amended and Restated Declaration of Trust dated March 2, 2011, as amended to date, define the rights of holders of securities being registered.

(6)(a)(i)	Management Agreement (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust II and Columbia Funds Variable Series Trust II is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(1)), filed on April 28, 2016.

(6)(a)(ii)	Schedule A and Schedule B, effective July 1, 2016, to the Management Agreement, (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust II and Columbia Funds Variable Series Trust II, are incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (d)(2)), filed on June 27, 2016.

(6)(b)	Amended and Restated Subadvisory Agreement, dated June 11, 2008, last amended January 16, 2013, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(27)), filed on May 15, 2014.

(7)(a)(i)	Amended and Restated Distribution Agreement between Columbia Management Investment Distributors, Inc. and the Registrant, dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (e)(1)), filed on March 31, 2016.

(7)(a)(ii)	Restated Schedule I, effective March 1, 2016, and Schedule II to Amended and Restated Distribution Agreement between Columbia Management Investment Distributors, Inc. and the Registrant, dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (e)(2)), filed on March 31, 2016.

(7)(b)	Form of Mutual Fund Sales Agreement is incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 of RiverSource Bond Series, Inc. on Form N-1A (Exhibit (e)(2)), filed on July 9, 2010.

(8)	Deferred Compensation Plan, adopted as of December 31, 2011, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (f)), filed on February 24, 2012.

(9)(a)	Second Amended and Restated Master Global Custody Agreement between each of the funds listed on Schedule A thereto and JPMorgan Chase Bank, N.A. , is incorporated by reference to Post-Effective Amendment No. 93 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on May 27, 2011.

(9)(b)	Side letter (related to the China Connect Service on behalf of Columbia Overseas Value Fund), dated December 19, 2014, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on April 30, 2015.

(10)(a)	Restated Exhibit I to Shareholder Servicing and Distribution Plan for Registrant’s Class A Shares, effective May 1, 2015, is incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(1)(ii)), filed on May 28, 2015.

(10)(b)(i)	Distribution Plan for certain Fund share classes of the Registrant is incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on September 27, 2010.

(10)(b)(ii)	Restated Exhibit I to Distribution Plan, effective May 1, 2015, is incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(2)(ii)), filed on May 28, 2015.

(10)(c)(i)	Shareholder Servicing Plan for certain Fund share classes of Registrant is incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(3)), filed on September 27, 2010.

(10)(c)(ii)	Restated Exhibit I to Shareholder Servicing Plan effective April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(3)(ii)), filed on May 28, 2015.

(10)(d)(i)	Shareholder Servicing Plan Implementation Agreement between Registrant and Columbia Management Investment Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on May 28, 2010.

(10)(d)(ii)	Restated Schedule I to Shareholder Servicing Plan Implementation Agreement, dated March 14, 2012, is incorporated by reference to Post-Effective Amendment No. 102 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(4)(ii)), filed on March 23, 2012.

(10)(e)(i)	Shareholder Servicing Plan for Registrant’s Class T shares is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(5)), filed on June 26, 2015.

(10)(e)(ii)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(6)), filed on June 26, 2015.

(10)(e)(iii)	Schedule I, effective December 1, 2014, to Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(7)), filed on May 28, 2015.

(10)(f)	Rule 18f – 3 Multi-Class Plan, amended and restated as of May 1, 2015, is incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (n)), filed on May 28, 2015.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(12)	Opinions of Counsel regarding certain tax matters is filed herewith as Exhibit (12) to Post-Effective Amendment No. 2 to Registration Statement No. 333-208706 of the Registrant on Form N-14.

(13)(a)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement among Columbia Management Investment Services Corp., and the Registrant, dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(2)), filed on March 31, 2016.

(13)(b)	Schedule A, effective March 1, 2016 and Schedule B, effective October 1, 2015, to Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated as of March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(2)(i)), filed on March 31, 2016.

(13)(c)(i)	Amended and Restated Plan Administration Services Agreement among Columbia Management Investment Services Corp., the Registrant and Columbia Funds Series Trust I, dated as of September 7, 2010, amended and restated November 1, 2012, relating to Class K shares (formerly known as Class R4 shares), is incorporated by reference to Post-Effective Amendment No. 111 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(3)), filed on November 7, 2012.

(13)(c)(ii)	Exhibit A, Exhibit B and Exhibit C, effective May 1, 2015, to the Amended and Restated Plan Administration Services Agreement among Columbia Management Investment Services Corp., the Registrant and Columbia Funds Series Trust I, dated as of September 7, 2010, amended and restated November 1, 2012, relating to Class K shares, are incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(3)(i)), filed on May 28, 2015.

(13)(d)(i)	Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust II and Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (h)(5)), filed on June 27, 2016.

(13)(d)(ii)	Schedule A, as of July 1, 2016, to the Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust II and Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (h)(6)), filed on June 27, 2016.

(13)(e)	Agreement and Plan of Reorganization dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-170369 of the Registrant on Form N-14 (Exhibit (4)), filed on July 22, 2011.

(13)(f)	Agreement and Plan of Reorganization dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 117 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(9)), filed on May 30, 2013.

(13)(g)	Agreement and Plan of Reorganization, dated December 17, 2015, is incorporated by reference to Registration Statement No. 333-208706 of the Registrant on Form N-14 (Exhibit (4)), filed on December 22, 2015.

(13)(h)	Amended and Restated Credit Agreement as of December 9, 2014, is incorporated by reference to Post-Effective Amendment No. 225 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(14)), filed on April 16, 2015.

(13)(i)	Restated Credit Agreement, as of December 8, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(9)(i)), filed on April 11, 2016.

(13)(j)	Code of Ethics adopted under Rule 17j-1 for Registrant, effective April 14, 2014, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(1)), filed on May 15, 2014.

(13)(k)	Ameriprise Global Asset Management Personal Trading Account Dealing and Code of Ethics Policy, effective December 1, 2015, is incorporated by reference to Post-Effective No. 48 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(2)), filed on February 19, 2016.

(14)	Consent of PricewaterhouseCoopers is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-208706 of the Registrant on Form N-14 (Exhibit (14)), filed on January 29, 2016.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign this Registration Statement and all amendments hereto is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(17)	Not applicable.

ITEM 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, COLUMBIA FUNDS SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2016.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher O. Petersen
Name: Title:	Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of August, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William A. Hawkins* William A. Hawkins	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Christopher O. Petersen
	Name:	Christopher O. Petersen**
Attorney-in-fact

**	Executed by Christopher O. Petersen on behalf of each of the Trustees pursuant to a Power of Attorney, dated December 15, 2015 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on December 22, 2015.

Exhibit Index

(12)	Opinions of Counsel regarding certain tax matters.